Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Options [Abstract]
Schedule of Options Issued and Outstanding

Options issued and outstanding as of March 31, 2025, and their activities during the year then ended are as follows:

		Weighted-	Weighted-
		Average	Average
	Number of	Exercise	Contractual
	Underlying Shares (post-split)	Price Per Share (post-split)	Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	258,710	$27.9	6.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of March 31, 2025	258,710	27.9	6.50	$-
Exercisable as of March 31, 2025	258,710	27.9	6.50	$-
Vested and expected to vest	258,710	$27.9	6.50	$-

Options issued and outstanding as of December 31, 2024, and their activities during the year then ended are as follows:

		Weighted-	Weighted-
		Average	Average
	Number of	Exercise	Contractual
	Underlying Shares (post-split)	Price Per Share (post-split)	Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	258,710	$27.9	7.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2024	258,710	27.9	7.74	$-
Exercisable as of December 31, 2024	258,710	27.9	7.74	$-
Vested and expected to vest	258,710	$27.9	6.74	$-